Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jun. 15, 2011	May 31, 2011	Sep. 23, 2012	Dec. 25, 2011	Dec. 25, 2011 Convertible Preferred Stock	Dec. 25, 2011 Convertible Preferred Stock Series A Preferred Stock	Dec. 25, 2011 Convertible Preferred Stock Series B Convertible Preferred Stock	May 31, 2010 Convertible Preferred Stock Series X Convertible Preferred Stock	Dec. 25, 2011 Convertible Preferred Stock Series X Convertible Preferred Stock	Sep. 23, 2012 Common Stock	Dec. 25, 2011 Common Stock
NUMBER				10,865,757	10,657,252	9,062,741	986,831	607,680	607,680	6,708,332	208,505
DATE OF ISSUANCE						November 2006	November 2006		May 2010		various
ORIGINAL			$ 78,092	$ 33,636	$ 32,722	$ 25,000	$ 2,722	$ 5,000	$ 5,000	$ 67	$ 914
DIVIDEND PAID	$ 53	$ 19,010		$ 19,010	$ 18,660	$ 15,868	$ 1,728		$ 1,064		$ 350